Schedule of Investments February 28, 2023 (Unaudited)

Ecofin Global Renewables Infrastructure Fund

	Shares	Fair Value
Common Stock - 82.7% (1)
Belgium Electricity Transmission Operators - 2.2% (1)
Elia Group SA/NV	54,042	$7,118,849
Canada Renewable Power Producers - 6.9% (1)
Innergex Renewable Energy Inc.	921,987	9,824,618
TransAlta Renewables Inc.	1,533,542	12,868,491
		22,693,109
Denmark Renewable Power Producers - 3.9% (1)
Orsted A/S	147,606	12,848,077
France Power - 1.2% (1)
Neoen SA	112,905	4,061,335
Germany Renewable Power Producers - 3.2% (1)
Encavis AG	548,145	10,698,648
Hong Kong Renewable Power Producers - 4.7% (1)
China Longyuan Power Group Corp Ltd.	9,704,394	11,904,234
China Suntien Green Energy Corp Ltd.	8,217,134	3,602,737
		15,506,971
India Power - 2.6% (1)
ReNew Energy Global Plc (2)	1,973,618	8,565,502
Italy Electricty Transmission Operators - 4.0% (1)
Terna - Rete Elettrica Nazionale SpA	1,739,595	13,077,283
Italy Renewable Power Producers - 5.5% (1)
ERG SpA	628,551	18,076,459
Japan Renewable Power Producers - 2.6% (1)
RENOVA, Inc. (2)	552,487	8,515,418
Portugal Electric Utilities - 2.6% (1)
EDP - Energias de Portugal, S.A.	1,730,437	8,713,984
Spain Integrated Utilities - 1.7% (1)
EDP Renovaveis SA	273,994	5,607,204
Switzerland Power Producers - 4.1% (1)
BKW Energie AG	92,910	13,562,496
Thailand Renewable Power Producers - 1.1% (1)
Super Energy Corporation PCL	224,178,084	3,676,340
United Kingdom Power - 2.0% (1)
SSE plc	319,041	6,677,189
United Kingdom Renewable Power Producers - 8.2% (1)
Atlantica Sustainable Infrastructure plc	650,374	17,950,322
Greencoat UK Wind PLC	4,895,584	9,145,007
		27,095,329
United States Distributed Renewables - 1.9% (1)
Sunrun, Inc. (2)	268,047	6,443,850
United States Electric Utilities - 11.8% (1)
Constellation Energy Corporation	68,255	5,111,617
Edison International	97,357	6,446,007
NextEra Energy, Inc.	284,162	20,184,027
Public Service Enterprise Group Incorporated	119,323	7,210,689
		38,952,340
United States Renewable Power Producers - 12.5% (1)
Clearway Energy, Inc.	583,125	18,315,956
Dominion Resources, Inc.	124,745	6,938,317
NextEra Energy Partners LP	242,975	16,099,524
		41,353,797
Total Common Stock
(Cost $309,662,844)		273,244,180

Master Limited Partnership - 3.6% (1)
United States Renewable Power Producers - 3.6% (1)
Brookfield Renewable Partners LP
(Cost $15,307,903)	450,988	11,779,807

Short-Term Investment - 7.6% (1)
United States Investment Company - 7.6% (1)
First American Government Obligations Fund, Class X, 4.37% (3)
(Cost $25,136,444)	25,136,444	25,136,444

Total Investments - 93.9% (1)
(Cost $350,107,191)		310,160,431
Other Assets in Excess of Liabilities, Net - 6.1%(1)		20,195,831
Total Net Assets - 100.0%(1)		$330,356,262

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 28, 2023.

SCHEDULE OF INVESTMENTS
Open Swap Contracts
February 28, 2023

Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*
Morgan Stanley	Drax Group PLC	8/17/2023	Pay	0.200% + Federal Funds Effective Rate	Monthly	2,144,875	$16,421,441	$(314,804)
								$(314,804)
* Based on the net swap value held at each counterparty. Unrealized appreciation (depreciation) is a receivable (payable).

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2023:

	Level 1	Level 2	Level 3	Total
Common Stock	$135,958,919	$137,285,261	$-	$273,244,180
Master Limited Partnerships	11,779,807	-	-	11,779,807
Short-Term Investment	25,136,444	-	-	25,136,444
Total Investments	$172,875,170	$137,285,261	$-	$310,160,431

As of February 28, 2023, the Fund's Investments in other financial instruments* were classified as follows:

Swaps**	$(314,804)	$-	$-	$(314,804)
Total Other Financial Instruments	$(314,804)	$-	$-	$(314,804)

* Other financial instruments are derivative instruments are reflected in the Schedule of Investments, such as swaps, futures and/or written options.
** Swap contracts are valued at the net unrealized apprecation (depreciation) on the instrument by counterparty.

Refer to the Fund's Schedule of Investments for additional industry information.